Shareholders' Equity and Reclassifications from Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
At December 31, 2013, shares of common stock were reserved for the following purposes:

Issuance upon conversion of the Convertible Notes (see Note 10)	11.8	million
Issuance upon exercise of stock options and other stock awards (see Note 16)	4.1	million

Reclassification out of Accumulated Other Comprehensive Income
Amounts of (income) expense reclassified from AOCI are as follows (in thousands):

AOCI Component	Line Items Affected by Reclassifications from AOCI in the Consolidated Statements of Income	(Income) / expense reclassified from AOCI for the year ended December 31,
		2013	2012	2011
Available-for-sale investment	Other income (expense), net	$(561)	$(722)	$—
Currency hedge portfolio derivatives	Net sales	29,858	(1,240)	(7,805)
Bunker fuel forward contracts	Cost of sales	(7,839)	(16,053)	(37,019)
Prior service cost and recognized actuarial loss amortization related to pensions*		1,357	789	1,000
* These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 14 for further details.

Schedule of Accumulated Other Comprehensive Income (Loss)
The changes in the components of accumulated other comprehensive income, net of tax, for the year ended December 31, 2013 and 2012 were as follows:

(In thousands)	Net cumulative currency translation gains (losses)	Net unrealized losses on qualifying cash flow hedges	Unrealized gains on available-for-sale investment	Net unrecognized losses related to pension and severance plans (1)	Total
Balance at December 31, 2011	$74	$17,659	$(818)	$(25,225)	$(8,310)
Other comprehensive income (loss) before reclassifications	(194)	(16,928)	1,944	189	(14,989)
Amounts reclassified from accumulated other comprehensive income	—	(17,293)	(722)	789	(17,226)
Net current-period other comprehensive income	(194)	(34,221)	1,222	978	(32,215)
Balance at December 31, 2012	$(120)	$(16,562)	$404	$(24,247)	$(40,525)
Other comprehensive income (loss) before reclassifications	(349)	(11,111)	157	3,230	(8,073)
Amounts reclassified from accumulated other comprehensive income	—	22,019	(561)	1,357	22,815
Net current-period other comprehensive income	(349)	10,908	(404)	4,587	14,742
Balance at December 31, 2013	$(469)	$(5,654)	$—	$(19,660)	$(25,783)
(1) Net of deferred tax liability of $530 thousand, and $283 thousand as of December 31, 2013 and 2012, respectively. There was no tax impact as of December 31, 2011.